July 15, 2005

VIA EDGAR AND FEDEX

John Reynolds, Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	International Shipping Enterprises, Inc.

Navios Maritime Holdings Inc.

Amendment No. 2 to Registration Statement on Form S-4

Filed June 27, 2005

File No. 333-124170

Dear Mr. Reynolds:

On behalf of International Shipping Enterprises, Inc. (the “Company”), we respond as follows to the Staff’s legal comments dated July 13, 2005 relating to the above-captioned Registration Statement. Captions and page references herein correspond to those set forth in Amendment No. 3 to the Registration Statement, the enclosed copy of which has been marked with the changes from the initial filing. Please note that for the Staff’s convenience, we have recited each of the Staff’s comments and provided our response to each comment immediately thereafter.

General

1.	The Form S-4 should be filed on EDGAR under the names of all registrants. It would appear that Navios Maritime Holdings is the registrant, as defined in Regulation C, for the shares to be issued in the re-incorporation and International Shipping is the registrant for the proxy statement. Please ensure that the registration statement is filed under the name of Navios Maritime Holdings.

As discussed, we have applied for separate EDGAR codes for Navios and have filed the document on EDGAR under both International Shipping Enterprises, Inc. and Navios Maritime Holdings Inc.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

John Reynolds, Assistant Director

Securities and Exchange Commission

July 15, 2005

Cover Page

2.	Please highlight the risk factor cross reference. See Item 501(b)(5) of Regulation S-K.

We have highlighted the risk factor cross reference in accordance with the Staff’s request. Please see the cover page.

3.	We reissue prior comment six dated June 23, 2005. Please provide the statements required by Item 2(1) and (2) of Form S-4 on the inside front cover page.

We have revised the text in accordance with the Staff’s request. Please see the cover page.

Unaudited Pro Forma Financial Information

Other Financial Data, Page 9

4.	We noted your revision to solely present EBITDA (i.e., you removed net cash provided by (used in) operating, investing and financing activities). Please. revise to provide your reconciliation of net cash from operating activities to EBITDA or remove your disclosure of EBITDA.

Pursuant to the Staff’s comment, we have removed the identified disclosure. Please see page 9.

Risk Factors, Page 10

5.	We reissue prior comment eight dated June 23, 2005. Please avoid the generic conclusions you reach in several of your risk factors, including subheadings, that the risk discussed could have a “material adverse effect,” “material adverse impact,” or “adversely affect” your financial condition, results of operations or other similar matters. Such generic conclusions would also include “negatively impact” and “may affect.” Please replace this language with more specific disclosure of how your financial condition, results of operations, or other similar matters would be affected and place the risk in context by making the magnitude of the risk clear. See risk factors one through five, seven through ten, thirteen through eighteen, twenty-three, twenty-nine, and thirty.

We have revised the text in accordance with the Staff’s request. Please see pages 10-21.

6.	Revise risk factor 33, including both the subheading and the narrative, to set forth the risk to investors.

We have revised the text in accordance with the Staff’s request. Please see page 20.

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

John Reynolds, Assistant Director

Securities and Exchange Commission

July 15, 2005

Federal Income Tax Consequences, Page 54

7.	We note that the tax opinion indicates the opinion is “more likely than not.” Discuss in the opinion the degree of uncertainty and provide a risk factor and/or other appropriate disclosure setting forth the risks to investors.

We have revised the text in accordance with the Staff’s request. Please see page 20.

8.	In prior comment 19 dated June 23, 2005, we noted the discussion on page 54 that “it is more likely than not that…ISE will be taxed by the United States as a foreign corporation,” and we advised that since the tax opinion must address all material tax consequences, the conclusion regarding taxation as a foreign corporation should be set forth in the opinion. We are unable to locate this conclusion and analysis in the revised opinion.

We have revised the text in accordance with the Staff’s request. Please see the revised opinion.

Management’s Discussion and Analysis of Financial Condition

and Results of Operations of Navios, Page 86

Overview, Page 86

9.	To the extent the disclosure in this section has changed in any material way since December 31, 2004, please update management’s assessment. In this regard, we note the disclosure on page 91 under “Revenue.”

We have revised the text in accordance with the Staff’s request. Please see page 86.

10.	We note that average earnings per day for vessels in the fleet was $9,737 per day for 2005. Please confirm this time period. In addition, advise and disclose how you computed the average cost of $9,737 per day, as disclosed in the final paragraph of this page. Also, please revise your disclosure to clearly indicate if the TCE benchmark (based on Clarkson’s Research Statistics) includes or excludes gains or losses on FFAs.

We have revised the text in accordance with the Staff’s request. Please see page 86.

11.	Tell us why Clarkson’s spot physical market revenue rate of $33,500 would be comparable to the average long-tern chartered-in fleet rate for your 15 chartered-in vessels of $9,737. Clarkson’s rate is only on a “spot” basis, whereas it appears these 15 vessels will be chartered-out under either medium-to-long tarn time charters or spot charters, based on disclosures on page 89.

The $33,500 is not a spot rate. The rate is a one year weighted average time charter rate from the Clarkson weekly report, dated December 24, 2004. Please note that

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

John Reynolds, Assistant Director

Securities and Exchange Commission

July 15, 2005

we have updated this rate in the amended filing to $36,000 as set forth in the March 18, 2005 Clarkson weekly shipping intelligence report.

The reason the weighted average one-year time chartered rate is used is to provide a point of reference and demonstrate the value inherent in Navios’s long term in-chartered fleet.

The vessels in Navios’s long term fleet have been chartered-in for periods from 3 to 8 years. The average in-charter rate for these 15 vessels for 2005 is $9,737. Comparing the chartered-in rate with the current weighted average one-year time charter rate of $36,000 demonstrates the potential earnings power of the fleet.

For the Three Months Ended March 31, 2005 and 2004, Page 91

12.	We read your response to prior comment 24 dated June 23, 2005 and your revised disclosure. We note that there was an approximate 26.8% decrease in available days and a corresponding decrease in revenue from the quarter ended March 31, 2004 to the quarter ended March 31, 2005. This decrease was attributed to a reduction in the number of vessels operated during the period. You also state that the reduction was based on “management’s perception of market conditions.” Please expand your disclosure to clarify what you mean here. Your revised disclosure should address the contributing factors that impact “management’s perception” and provide investors with material information that is necessary to an understanding of the financial condition and operating performance, as well as its prospects for the future. Your revised disclosure should also address why the number of vessels was decreased.

We have revised the text in accordance with the Staff’s request. Please see page 91.

Liquidity and Capital Resources

13.	As requested in prior comment 26 dated June 23, 2005, please quantify what your liquidity needs will be in the event you do acquire these vessels.

We have revised the text in accordance with the Staff’s request. Please see page 93.

Second Quarter EBITDA Guidance, Page 95

14.

You state elsewhere in the prospectus that EBITDA is included in the prospectus because it is a basis upon which Navios assesses its liquidity position and because ISE believes that it presents useful information to investors regarding a company’s ability to service and/or incur indebtedness. It appears that your non-GAAP disclosure in this paragraph is presented as a performance measure; furthermore your disclosure does not appear meet

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

John Reynolds, Assistant Director

Securities and Exchange Commission

July 15, 2005

the minimum disclosure requirements of Item 10 of Regulation S-K. Please remove this section from your prospectus or revise as necessary.

We have removed this section from the prospectus in accordance with the Staff’s comment. Please see page 95.

Executive Compensation, Page 123

15.	Please include the disclosure required by Item 402 of Regulation S-K for the four most highly compensated executive officers other than the CEO and up to two additional individuals for whom disclosure would have been provided but for the fact that the individual was not serving as an executive officer.

We have revised the text in accordance with the Staff’s request. Please see page 124.

Financial Statements

ISE Financial Statements for the Quarter Ended March 31, 2005

Statement of Operations, F-3

16.	Please remove the caption entitled Income/Expense from Financing Activities (after operating loss) from this statement.

We have removed the caption in accordance with the Staff’s request. Please see page F-3.

Notes to Financial Statements

General

17.	Please disclose the basis of presentation, and that the financial statements have not been audited by an independent certified public accountant. Unaudited financial statements that are included in documents filed with the Commission must include all adjustments, which in the opinion of management, are necessary in order to make the financial statements not misleading. An affirmative statement that the financial statements have been so adjusted must be provided. Please revise.

With respect to the unaudited financial statements of International Shipping, the text has been revised in accordance with the Staff’s request. Please see page F-6. With respect to the unaudited financial statements of Navios, the requested language is already included in footnote 2 on page F-22.

Part II

Exhibits

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

John Reynolds, Assistant Director

Securities and Exchange Commission

July 15, 2005

18.	In prior comment 61 dated May 19, 2005, we asked that you file an executed copy of exhibit 23.4. We remain unable to locate such executed copy. In this regard, we note your response 39 dated June 27, 2005 to our letter dated June 23, 2005.

We have filed an executed copy of Exhibit 23.4. Please see Exhibit 23.4.

19.	We reissue prior comment 40 dated June 23, 2005. Material contracts- should be filled in their entirety, which includes any schedules, attachments or appendices. We direct your attention to exhibits 10.17 and 10.18.

We have filed the executed financing agreement entered into with HSH on a Current Report on Form 8-K dated July 11, 2005, filed on July 15, 2005. As the commitment letter, former Exhibit 10.17, was superseded by the financing agreement and is no longer relevant, Exhibit 10.17 has been removed from the exhibit list.

Sincerely,

/s/ Kenneth R. Koch, Esq.

cc:	Angeliki Frangou

John Reynolds, Assistant Director

Office of Emerging Growth Companies

Mr. Brian Bhandari (Accounting Comments)

Todd E. Mason, Esq.